Acquisitions and Dispositions of Businesses (Tables)	12 Months Ended
Dec. 31, 2017
Acquisitions And Dispositions [Abstract]
Schedule of assets acquired and liabilities assumed
The aggregate purchase price of these acquisitions was allocated as follows, based on acquisition date fair values to the following assets and liabilities (excluding measurement period adjustments recorded in subsequent years):

	Purchase Price Allocation
	Year Ended December 31
(in thousands)	2017	2016	2015
Accounts receivable	$12,502	$8,538	$30,537
Inventory	25,253	878	20,593
Property, plant and equipment	29,921	3,940	28,872
Goodwill	143,149	184,118	76,156
Indefinite-lived intangible assets	33,800	53,110	7,400
Amortized intangible assets	170,658	28,267	31,900
Other assets	1,880	1,420	1,213
Pension and other postretirement benefits liabilities	(59,116)	—	—
Other liabilities	(12,177)	(21,892)	(28,880)
Deferred income taxes	(37,289)	(11,009)	(8,012)
Redeemable noncontrolling interest	(3,666)	—	—
Aggregate purchase price, net of cash acquired	$304,915	$247,370	$159,779

Acqusition Pro Forma Financial Information
The following unaudited pro forma financial information presents the Company’s results as if the current year acquisitions had occurred at the beginning of 2016. The unaudited pro forma information also includes the 2016 acquisitions as if they occurred at the beginning of 2015 and the 2015 acquisitions as if they had occurred at the beginning of 2014:

	Year Ended December 31
(in thousands)	2017	2016	2015
Operating revenues	$2,655,601	$2,750,416	$2,804,663
Net income (loss)	311,274	175,021	(84,209)

Information related to a Disposal Group	The revenue and operating losses related to schools that were sold as part of the KHE Campuses sale are as follows:

Year Ended
(in thousands)	December 31, 2015
Revenue	$167,093
Operating loss	(6,264)